Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Investments in affiliated companies and joint ventures
Investments	$ 8,552			$ 8,552		$ 4,497
Goodwill	3,370			3,370		3,317
Equity in earnings (losses) of investee adjustments	406	280	283	686	379
Dividends received	343	250	199	593	249
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.11%			51.11%
Participation in capital, total (as a percent)	51.00%			51.00%
Net equity	357			357
Net income (loss) of the period				46
Investments	182			182		171
Equity in earnings (losses) of investee adjustments	15	8	1	23	6
Dividends received	22			22
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.89%			50.89%
Net equity	243			243
Net income (loss) of the period				15
Investments	125			125		128
Equity in earnings (losses) of investee adjustments	5	3	(4)	8	5
Dividends received	20		25	20	25
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	152			152
Net income (loss) of the period				36
Investments	76			76		87
Equity in earnings (losses) of investee adjustments	8	10	3	18	9
Dividends received	17			17
Bulk Material | Companhia italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.90%			50.90%
Net equity	149			149
Net income (loss) of the period				50
Investments	76			76		86
Equity in earnings (losses) of investee adjustments	15	10	2	25	3
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	65			65
Net income (loss) of the period				3
Investments	34			34		36
Equity in earnings (losses) of investee adjustments	(5)	1	1	(4)	1
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	1,085			1,085
Net income (loss) of the period				969
Investments	611			611		561
Goodwill	69			69		64
Equity in earnings (losses) of investee adjustments	278	207	245	485	291
Dividends received	225	250	100	475	150
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	74			74
Net income (loss) of the period				9
Investments	37			37		31
Equity in earnings (losses) of investee adjustments	2	2		4	1
Bulk Material | Zhuhai YPM Pellet e Co,Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	90			90
Net income (loss) of the period				4
Investments	23			23		25
Equity in earnings (losses) of investee adjustments	1	(1)	1		5
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	43.04%			43.04%
Participation in capital, total (as a percent)	43.04%			43.04%
Net equity	120			120
Net income (loss) of the period				(2)
Investments	52			52		40
Equity in earnings (losses) of investee adjustments		(1)		(1)	(10)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	1,191			1,191
Net income (loss) of the period				167
Investments	298			298		250
Equity in earnings (losses) of investee adjustments	18	24	19	42	39
Dividends received			39		39
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	(144)			(144)
Net income (loss) of the period				(37)
Investments	(36)			(36)		(27)
Equity in earnings (losses) of investee adjustments	(4)	(5)	(5)	(9)	(8)
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,216			1,216		1,165
Equity in earnings (losses) of investee adjustments	319	239	249	558	311
Dividends received	284	250	125	534	175
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	262			262		223
Equity in earnings (losses) of investee adjustments	14	19	14	33	31
Dividends received			39		39
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	40.00%			40.00%
Participation in capital, total (as a percent)	40.00%			40.00%
Net equity	409			409
Net income (loss) of the period				7
Investments	166			166		152
Equity in earnings (losses) of investee adjustments	1	2	1	3	2
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	265			265
Net income (loss) of the period				(14)
Investments	133			133		90
Equity in earnings (losses) of investee adjustments	(2)	(5)	(18)	(7)	(14)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	6			6		7
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	5			5
Investments	5			5		11
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments	2			2		5
Base Metals | Norsk Hydro ASA | Aluminium
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	22.00%			22.00%
Participation in capital, total (as a percent)	22.00%			22.00%
Investments	3,520			3,520
Equity in earnings (losses) of investee adjustments	50			50
Dividends received	52			52
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	31.33%			31.33%
Participation in capital, total (as a percent)	31.33%			31.33%
Net equity	421			421
Net income (loss) of the period				(6)
Investments	141			141		135
Equity in earnings (losses) of investee adjustments	(2)		1	(2)
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	37.86%			37.86%
Participation in capital, total (as a percent)	41.50%			41.50%
Net equity	1,359			1,359
Net income (loss) of the period				176
Investments	565			565		511
Equity in earnings (losses) of investee adjustments	35	36	23	71	34
Dividends received	7		35	7	35
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	321			321
Net income (loss) of the period				25
Investments	167			167		155
Equity in earnings (losses) of investee adjustments	7	6	9	13	15
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	26.87%			26.87%
Participation in capital, total (as a percent)	26.87%			26.87%
Net equity	7,457			7,457
Net income (loss) of the period				(68)
Investments	2,002			2,002		1,840
Equity in earnings (losses) of investee adjustments	(10)	(8)	4	(18)
Base Metals | Vale Solucoes em Energia | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	51.00%			51.00%
Net equity	277			277
Net income (loss) of the period				(27)
Investments	146			146		115
Equity in earnings (losses) of investee adjustments	(6)	(9)		(15)
Base Metals | Others | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	221			221		88
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	166			166		152
Equity in earnings (losses) of investee adjustments	1	2	1	3	2
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	133			133		90
Equity in earnings (losses) of investee adjustments	(2)	(5)	(18)	(7)	(14)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	13			13		23
Base Metals | Aluminium
Investments in affiliated companies and joint ventures
Investments	3,520			3,520
Equity in earnings (losses) of investee adjustments	50			50
Dividends received	52			52
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	706			706		646
Equity in earnings (losses) of investee adjustments	33	36	24	69	34
Dividends received	7		35	7	35
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	2,169			2,169		1,995
Equity in earnings (losses) of investee adjustments	(3)	(2)	13	(5)	15
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	367			367		203
Equity in earnings (losses) of investee adjustments	$ (6)	$ (9)		$ (15)